Loan Receivable From Apollo Technology Capital Corp., Impairment, Reversal, and Set-Off (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loan Receivable From Apollo Technology Capital Corp., Impairment, Reversal, and Set-Off [Abstract]
Equity value	$ 87,000
Investments net balance	$ 4,278